Cullen High Dividend Equity Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.31%
Aerospace & Defense - 4.58%
Boeing Co.	60,100	$22,866,247
Raytheon Co.	247,400	48,537,406
		71,403,653

Auto Parts & Equipment - 1.90%
Johnson Controls International PLC	673,875	29,576,374

Banks - 3.30%
SunTrust Banks, Inc.	748,300	51,483,040

Chemicals - 1.23%
Dow, Inc.	403,215	19,213,195

Communications Equipment - 5.52%
Cisco Systems, Inc.	919,100	45,412,731
Corning, Inc.	1,428,350	40,736,542
		86,149,273

Distillers & Vintners - 2.86%
Diageo PLC - Sponsored ADR	273,155	44,666,306

Distributors - 3.36%
Genuine Parts Co.	526,250	52,409,237

Diversified Banks - 8.95%
Bank of America Corp.	1,056,670	30,823,064
HSBC Holdings PLC - Sponsored ADR	517,405	19,801,089
JPMorgan Chase & Co.	462,330	54,411,618
Wells Fargo & Co.	687,100	34,657,324
		139,693,095

Diversified Chemicals - 1.24%
DuPont de Nemours, Inc.	270,454	19,286,075

Electric Utilities - 3.52%
NextEra Energy, Inc.	235,700	54,915,743

Food & Staples Retailing - 1.78%
Walgreens Boots Alliance, Inc.	503,250	27,834,757

Household Products - 5.71%
Kimberly-Clark Corp.	320,835	45,574,612
Unilever NV	724,170	43,471,925
		89,046,537

Industrial Conglomerates - 2.35%
3M Co.	222,730	36,616,812

Integrated Oil & Gas - 9.75%
Chevron Corp.	381,050	45,192,530
ConocoPhillips	759,190	43,258,646
Exxon Mobil Corp.	425,400	30,037,494

	Shares	Value (Note 1)
Integrated Oil & Gas (continued)
Royal Dutch Shell PLC, Class B - Sponsored ADR	562,845	$33,714,416
		152,203,086

Integrated Telecommunication Services - 5.09%
AT&T, Inc.	1,192,775	45,134,606
BCE, Inc.	708,380	34,292,676
		79,427,282

Miscellaneous Manufacturing - 2.47%
Siemens AG - Sponsored ADR	720,000	38,581,200

Pharmaceuticals - 14.32%
Eli Lilly & Co.	306,300	34,253,529
Johnson & Johnson	364,125	47,110,493
Merck & Co., Inc.	608,165	51,195,330
Novartis AG - Sponsored ADR	576,446	50,093,157
Pfizer, Inc.	1,133,858	40,739,518
		223,392,027

Property & Casualty Insurance - 5.08%
Chubb, Ltd.	215,250	34,749,960
Travelers Cos., Inc.	299,475	44,528,938
		79,278,898

Retail - 2.22%
Target Corp.	324,530	34,695,502

Semiconductors - 2.43%
Intel Corp.	734,960	37,872,489

Specialized REITs - 5.02%
HCP, Inc.	781,570	27,847,339
Welltower, Inc.	557,345	50,523,324
		78,370,663

Systems Software - 2.11%
Microsoft Corp.	236,650	32,901,449

Tobacco - 3.52%
Altria Group, Inc.	456,100	18,654,490
Philip Morris International, Inc.	477,480	36,255,056
		54,909,546

TOTAL COMMON STOCKS
(Cost $891,068,464)		1,533,926,239

TOTAL INVESTMENTS 98.31%
(Cost $891,068,464)		$1,533,926,239

Other Assets In Excess Of Liabilities 1.69%		26,315,487

NET ASSETS 100.00%		$1,560,241,726

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	17.33%	$270,455,033
Health Care	14.32	223,392,027
Consumer Staples	13.87	216,457,146
Industrials	11.30	176,178,039
Information Technology	10.06	156,923,211
Energy	9.75	152,203,086
Consumer Discretionary	5.58	87,104,739
Communication Services	5.09	79,427,282
Real Estate	5.02	78,370,663
Utilities	3.52	54,915,743
Materials	2.47	38,499,270
TOTAL COMMON STOCKS	98.31	1,533,926,239

TOTAL INVESTMENTS	98.31%	$1,533,926,239
Other Assets In Excess Of Liabilities	1.69	26,315,487
TOTAL NET ASSETS	100.00%	$1,560,241,726

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen International High Dividend Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.00%
Australia - 3.07%
Sonic Healthcare, Ltd.	244,280	$4,624,798

Canada - 5.91%
BCE, Inc.	86,920	4,207,797
Manulife Financial Corp.	231,600	4,252,176
Vermilion Energy, Inc.	26,375	439,368
		8,899,341

China - 0.24%
China Petroleum & Chemical Corp., Class H	619,400	368,272

Finland - 3.20%
UPM-Kymmene Oyj	163,350	4,828,553

France - 12.45%
BNP Paribas SA	79,765	3,883,618
Cie Generale des Etablissements Michelin SCA	40,385	4,507,421
Engie SA	289,985	4,734,733
Sanofi	30,100	2,790,615
TOTAL SA - Sponsored ADR	54,550	2,836,600
		18,752,987

Germany - 10.52%
Allianz SE	19,750	4,603,461
Daimler AG	16,610	825,911
Deutsche Telekom AG	195,950	3,287,796
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,500	4,786,969
Siemens AG	21,850	2,339,872
		15,844,009

Hong Kong - 1.19%
BOC Hong Kong Holdings, Ltd.	216,415	734,481
HSBC Holdings PLC	137,700	1,061,163
		1,795,644

Ireland - 2.90%
Smurfit Kappa Group PLC	146,700	4,365,167

Japan - 5.29%
Honda Motor Co., Ltd.	26,580	687,946
Nippon Telegraph & Telephone Corp.	87,900	4,191,560
Toyota Motor Corp.	46,300	3,089,949
		7,969,455

Netherlands - 4.22%
NN Group NV	65,390	2,319,194

	Shares	Value (Note 1)
Netherlands (continued)
Unilever NV	67,150	$4,031,014
		6,350,208

Norway - 0.07%
Orkla ASA	12,155	110,572

Russia - 2.80%
MMC Norilsk Nickel PJSC - ADR	164,750	4,215,953

Singapore - 5.95%
Ascendas Real Estate Investment Trust	2,131,800	4,812,225
Singapore Telecommunications, Ltd.	90,300	202,532
United Overseas Bank, Ltd.	213,000	3,954,404
		8,969,161

Spain - 3.33%
Iberdrola SA	483,115	5,021,401

Sweden - 2.44%
Investor AB, Class B	75,350	3,682,517

Switzerland - 15.30%
ABB, Ltd. - Sponsored ADR	208,055	4,092,442
Nestle SA	44,850	4,865,846
Novartis AG - Sponsored ADR	52,500	4,562,250
Roche Holding AG	15,795	4,596,621
UBS Group AG	20,880	237,033
Zurich Insurance Group AG	12,265	4,694,384
		23,048,576

Taiwan - 1.54%
ASE Technology Holding Co., Ltd.	1,015,000	2,316,298

United Kingdom - 14.58%
AstraZeneca PLC - Sponsored ADR	54,730	2,439,316
BAE Systems PLC	321,050	2,250,046
British American Tobacco PLC - Sponsored ADR	26,400	974,160
Diageo PLC	88,550	3,628,840
GlaxoSmithKline PLC	211,530	4,537,449
Imperial Brands PLC	69,900	1,571,248
Lloyds Banking Group PLC	1,717,500	1,142,874
Royal Dutch Shell PLC, Class B	124,500	3,667,753
Smiths Group PLC	90,650	1,749,892
		21,961,578

TOTAL COMMON STOCKS
(Cost $111,049,055)		143,124,490

	Shares	Value (Note 1)
PREFERRED STOCK - 1.75%
Brazil - 1.75%
Telefonica Brasil SA	199,120	$2,631,003

TOTAL PREFERRED STOCK
(Cost $2,340,797)		2,631,003

TOTAL INVESTMENTS 96.75%
(Cost $113,389,852)		$145,755,493

Other Assets In Excess Of Liabilities 3.25%		4,900,012

NET ASSETS 100.00%		$150,655,505

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	23.47%	$35,352,274
Health Care	15.63	23,551,049
Consumer Staples	10.08	15,181,680
Materials	8.90	13,409,673
Communication Services	7.89	11,889,685
Industrials	6.92	10,432,252
Utilities	6.47	9,756,134
Consumer Discretionary	6.05	9,111,227
Energy	4.86	7,311,993
Real Estate	3.19	4,812,225
Information Technology	1.54	2,316,298
TOTAL COMMON STOCKS	95.00	143,124,490

PREFERRED STOCK
Communication Services	1.75	2,631,003
TOTAL PREFERRED STOCK	1.75	2,631,003

TOTAL INVESTMENTS	96.75%	$145,755,493
Other Assets In Excess Of Liabilities	3.25	4,900,012
TOTAL NET ASSETS	100.00%	$150,655,505

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 88.49%
Airlines - 3.54%
Copa Holdings SA, Class A	1,615	$159,481

Auto Parts & Equipment - 2.91%
Cooper Tire & Rubber Co.	5,021	131,149

Chemicals - 8.11%
Cabot Corp.	3,178	144,027
Huntsman Corp.	9,500	220,970
		364,997

Commercial Services - 0.48%
Robert Half International, Inc.	385	21,429

Computer Hardware - 0.48%
Avnet, Inc.	485	21,575

Computers - 6.42%
Lumentum Holdings, Inc.(a)	1,050	56,238
Sykes Enterprises, Inc.(a)	7,600	232,864
		289,102

Construction & Engineering - 4.83%
Quanta Services, Inc.	5,755	217,539

Electronics - 4.01%
Sanmina Corp.(a)	5,629	180,747

Environmental & Facilities Services - 1.60%
Team, Inc.(a)	4,000	72,200

Food - 6.22%
Village Super Market, Inc., Class A	6,320	167,164
Weis Markets, Inc.	2,965	113,085
		280,249

Forest Products & Paper - 4.71%
Domtar Corp.	5,620	201,252
Neenah, Inc.	170	11,071
		212,323

Healthcare-Services - 3.56%
Magellan Health, Inc.(a)	2,585	160,528

Home Builders - 4.46%
Taylor Morrison Home Corp.(a)	7,735	200,646

Household Products/Wares - 2.47%
Helen of Troy, Ltd.(a)	705	111,150

	Shares	Value (Note 1)
Insurance - 9.22%
Assured Guaranty, Ltd.	4,095	$182,064
United Insurance Holdings Corp.	16,670	233,213
		415,277

Internet - 2.73%
Stamps.com, Inc.(a)	1,650	122,842

Leisure Time - 0.55%
Brunswick Corp.	475	24,757

Oil & Gas - 2.58%
Permian Basin Royalty Trust	22,415	116,334

Oil & Gas Exploration & Production - 1.25%
Cimarex Energy Co.	1,170	56,090

Regional Banks - 8.06%
First Bancorp/Southern Pines, NC	3,400	122,060
IBERIABANK Corp.	1,740	131,440
National Bank Holdings Corp., Class A	3,200	109,408
		362,908

Savings & Loans - 3.42%
United Community Financial Corp.	14,280	153,938

Semiconductors - 5.04%
MKS Instruments, Inc.	2,460	227,009

Software - 1.84%
Progress Software Corp.	2,180	82,971

TOTAL COMMON STOCKS
(Cost $3,339,659)		3,985,241

EXCHANGE-TRADED FUNDS - 5.84%
IQ US Real Estate Small Cap ETF	5,000	128,089

Invesco S&P SmallCap Utilities & Communication Services ETF	2,550	135,048

TOTAL EXCHANGE-TRADED FUNDS
(Cost $252,000)		263,137

TOTAL INVESTMENTS 94.33%
(Cost $3,591,659)		$4,248,378

Other Assets In Excess Of Liabilities 5.67%		255,034

NET ASSETS 100.00%		$4,503,412

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	20.70%	$932,123
Information Technology	17.79	801,404
Consumer Discretionary	13.12	590,544
Materials	12.82	577,320
Industrials	10.45	470,649
Consumer Staples	6.22	280,249
Energy	3.83	172,424
Health Care	3.56	160,528
TOTAL COMMON STOCKS	88.49	3,985,241

EXCHANGE-TRADED FUNDS
Utilities	3.00	135,048
Real Estate	2.84	128,089
TOTAL EXCHANGE-TRADED FUNDS	5.84	263,137

TOTAL INVESTMENTS	94.33%	$4,248,378
Other Assets In Excess Of Liabilities	5.67	255,034
TOTAL NET ASSETS	100.00%	$4,503,412

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Value Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.48%
Aerospace & Defense - 5.29%
Boeing Co.	3,025	$1,150,922
Raytheon Co.	4,475	877,950
		2,028,872

Agriculture - 1.65%
Archer-Daniels-Midland Co.	15,450	634,531

Auto Parts & Equipment - 0.91%
BorgWarner, Inc.	9,500	348,460

Communications Equipment - 4.20%
Cisco Systems, Inc.	32,600	1,610,766

Diversified Banks - 11.70%
Bank of America Corp.	42,125	1,228,786
Citigroup, Inc.	17,100	1,181,268
JPMorgan Chase & Co.	9,455	1,112,759
Wells Fargo & Co.	19,200	968,448
		4,491,261

Electronics - 2.25%
Arrow Electronics, Inc.(a)	11,600	865,128

Food Products - 2.80%
Mondelez International, Inc., Class A	19,400	1,073,208

Gold - 2.29%
Newmont Goldcorp Corp.	23,200	879,744

Health Care Equipment - 3.30%
Medtronic PLC	11,660	1,266,509

Heavy Electrical Equipment - 1.56%
ABB, Ltd. - Sponsored ADR	30,350	596,984

Household Products - 2.03%
Unilever NV	12,990	779,790

Industrial Conglomerates - 1.93%
3M Co.	4,500	739,800

Integrated Oil & Gas - 5.16%
Chevron Corp.	9,750	1,156,350
ConocoPhillips	14,450	823,361
		1,979,711

Integrated Telecommunication Services - 5.86%
AT&T, Inc.	36,615	1,385,511

	Shares	Value (Note 1)
Integrated Telecommunication Services (continued)
Comcast Corp., Class A	19,135	$862,606
		2,248,117

Investment Banking & Brokerage - 2.70%
Morgan Stanley	24,300	1,036,881

Life & Health Insurance - 1.66%
MetLife, Inc.	13,480	635,717

Life Sciences Tools & Services - 2.43%
Thermo Fisher Scientific, Inc.	3,205	933,520

Miscellaneous Manufacturing - 2.77%
Siemens AG - Sponsored ADR	19,845	1,063,394

Movies & Entertainment - 2.34%
Walt Disney Co.	6,900	899,208

Oil & Gas Equipment & Services - 0.79%
Halliburton Co.	16,050	302,543

Oil & Gas Exploration & Production - 0.62%
Devon Energy Corp.	9,875	237,593

Pharmaceuticals - 17.10%
Bristol-Myers Squibb Co.	24,330	1,233,774
CVS Health Corp.	6,074	383,087
GlaxoSmithKline PLC - Sponsored ADR	23,600	1,007,248
Johnson & Johnson	5,915	765,283
Merck & Co., Inc.	15,150	1,275,327
Novartis AG - Sponsored ADR	9,600	834,240
Pfizer, Inc.	29,550	1,061,732
		6,560,691

Property & Casualty Insurance - 9.18%
Allstate Corp.	8,600	934,648
Chubb, Ltd.	8,306	1,340,921
Travelers Cos., Inc.	8,400	1,248,996
		3,524,565

Regional Banks - 2.90%
BB&T Corp.	20,850	1,112,765

Systems Software - 5.06%
Microsoft Corp.	5,975	830,704
Oracle Corp.	20,200	1,111,606
		1,942,310

TOTAL COMMON STOCKS
(Cost $26,032,264)		37,792,068

Value (Note 1)
TOTAL INVESTMENTS 98.48%
(Cost $26,032,264)	$37,792,068

Other Assets In Excess Of Liabilities 1.52%	586,639

NET ASSETS 100.00%	$38,378,707

(a)	Non-Income Producing Security.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	28.14%	$10,801,189
Health Care	22.83	8,760,720
Industrials	11.55	4,429,050
Information Technology	11.51	4,418,204
Communication Services	8.20	3,147,325
Energy	6.57	2,519,847
Consumer Staples	6.48	2,487,529
Materials	2.29	879,744
Consumer Discretionary	0.91	348,460
TOTAL COMMON STOCKS	98.48	37,792,068

TOTAL INVESTMENTS	98.48%	$37,792,068
Other Assets In Excess Of Liabilities	1.52	586,639
TOTAL NET ASSETS	100.00%	$38,378,707

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 88.45%
Austria - 0.78%
Erste Group Bank AG	77,500	$2,562,863

Brazil - 3.72%
AES Tiete Energia SA	1,554,425	4,541,744
Ambev SA - ADR	1,674,380	7,735,636
		12,277,380

Chile - 2.01%
Vina Concha y Toro SA	3,342,277	6,641,925

China - 7.75%
China Construction Bank Corp., Class H	3,496,300	2,667,603
China Petroleum & Chemical Corp., Class H	1,798,025	1,069,038
China Yongda Automobiles Services Holdings, Ltd.	4,841,100	3,996,315
Ping An Insurance Group Co. of China, Ltd., Class H	791,000	9,088,068
Times China Holdings, Ltd.	5,634,200	8,770,078
		25,591,102

Egypt - 1.15%
Integrated Diagnostics Holdings PLC(a)(b)	826,861	3,803,560

Greece - 2.59%
OPAP SA	832,053	8,556,596

Hong Kong - 9.70%
AIA Group, Ltd.	834,000	7,879,569
BOC Aviation, Ltd.(a)(b)	694,520	6,411,131
IGG, Inc.	493,000	306,957
Sands China, Ltd.	1,667,800	7,554,117
Value Partners Group, Ltd.	50,000	25,199
WH Group, Ltd.(a)(b)	2,850,000	2,552,662
Xinyi Glass Holdings, Ltd.	6,633,500	7,304,070
		32,033,705

India - 7.91%
Bharat Electronics, Ltd.	3,263,000	4,986,438
Embassy Office Parks REIT	1,022,000	5,790,614
GAIL India, Ltd.	912,400	1,731,620
ICICI Bank, Ltd. - Sponsored ADR	797,200	9,709,896
Power Grid Corp Of India Ltd.	1,397,500	3,925,174
		26,143,742

Indonesia - 3.43%
Bank Rakyat Indonesia Persero Tbk PT	16,006,500	4,645,775
Gudang Garam Tbk PT	772,300	2,849,539

	Shares	Value (Note 1)
Indonesia (continued)
Indo Tambangraya Megah Tbk PT	4,371,400	$3,818,624
		11,313,938

Mexico - 2.14%
PLA Administradora Industrial S de RL de CV	4,606,513	7,082,274

Panama - 2.34%
Copa Holdings SA, Class A	78,160	7,718,300

Qatar - 0.21%
Qatar Electricity & Water Co. QSC	165,100	700,431

Russia - 11.04%
Globaltrans Investment PLC - Sponsored GDR(a)	907,741	7,806,573
LUKOIL PJSC - Sponsored ADR	113,950	9,427,083
MMC Norilsk Nickel PJSC - ADR	423,400	10,834,806
Sberbank of Russia PJSC - Sponsored ADR	594,440	8,406,867
		36,475,329

Singapore - 1.29%
Ascendas India Trust	3,783,980	4,270,889

South Africa - 1.98%
Mondi PLC	340,980	6,539,296

South Korea - 10.01%
Hanon Systems	348,374	3,494,953
KT&G Corp.	33,200	2,928,228
Macquarie Korea Infrastructure Fund	864,170	8,488,900
Samsung Electronics Co., Ltd.	167,800	6,880,901
SK Innovation Co., Ltd.	42,350	5,877,273
SK Telecom Co., Ltd.	26,800	5,410,860
		33,081,115

Taiwan - 12.71%
Accton Technology Corp.	10,000	52,700
ASE Technology Holding Co., Ltd.	3,324,428	7,586,569
King Yuan Electronics Co., Ltd.	2,000,000	2,246,612
Powertech Technology, Inc.	1,866,000	5,244,732
Sinbon Electronics Co., Ltd.	1,420,500	5,517,260
Sunonwealth Electric Machine Industry Co., Ltd.	3,633,300	4,415,072
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	241,350	11,217,948
Win Semiconductors Corp.	6,000	53,861
Wiwynn Corp.	396,200	5,638,199
		41,972,953

Thailand - 3.76%
Thai Beverage PCL	10,623,000	6,801,978

	Shares	Value (Note 1)
Thailand (continued)
Vinythai PCL	6,969,400	$5,605,599
		12,407,577

Turkey - 1.61%
Tupras Turkiye Petrol Rafinerileri AS	209,480	5,323,248

Vietnam - 2.32%
SSI Securities Corp.	7,722,150	7,655,250

TOTAL COMMON STOCKS
(Cost $253,878,466)		292,151,473

PARTICIPATORY NOTES - 3.21%
China - 1.94%
Huayu Automotive Systems Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 11/13/2019	257,830	848,791
Midea Group Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 06/05/2023	669,018	4,789,143
Qingdao Haier Co. Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 11/13/2019	355,958	762,938
		6,400,872

India - 1.27%
BSE Ltd. (Issued by CLSA Global Markets Pte. Ltd.), Expires 05/24/2023	66,000	525,485
Power Grid Corp Of India Ltd., Expires 11/27/2019	1,304,108	3,662,863
		4,188,348

TOTAL PARTICIPATORY NOTES
(Cost $10,620,008)		10,589,220

PREFERRED STOCK - 6.33%
Brazil - 6.33%
Itau Unibanco Holding SA	891,500	7,524,737
Petroleo Brasileiro SA	1,273,180	8,429,748
Telefonica Brasil SA - ADR	374,650	4,934,141
		20,888,626

TOTAL PREFERRED STOCK
(Cost $21,108,386)		20,888,626

TOTAL INVESTMENTS 97.99%
(Cost $285,606,860)		$323,629,319

Other Assets In Excess Of Liabilities 2.01%		6,679,160

NET ASSETS 100.00%		$330,308,479

(a)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2019, the aggregate value of those securities was $20,573,926, which represents 6.23% of net assets.
(b)	Security exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of September 30, 2019 the aggregate value of those securities was $12,767,353, which represents 3.87% of net assets.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	18.53%	$61,129,990
Information Technology	13.45	44,438,782
Industrials	9.49	31,337,514
Consumer Discretionary	9.36	30,906,051
Consumer Staples	8.92	29,509,968
Real Estate	7.84	25,913,855
Energy	7.72	25,515,266
Materials	6.96	22,979,701
Utilities	3.30	10,898,969
Communication Services	1.73	5,717,817
Health Care	1.15	3,803,560
TOTAL COMMON STOCKS	88.45	292,151,473

PREFERRED STOCK
Energy	2.55	8,429,748
Financials	2.28	7,524,737
Communication Services	1.50	4,934,141
TOTAL PREFERRED STOCK	6.33	20,888,626

PARTICIPATORY NOTES
Consumer Staples	1.68	5,552,081
Utilities	1.11	3,662,863
Consumer Discretionary	0.26	848,791
Financials	0.16	525,485
TOTAL PARTICIPATORY NOTES	3.21	10,589,220

TOTAL INVESTMENTS	97.99%	$323,629,319
Other Assets In Excess Of Liabilities	2.01	6,679,160
TOTAL NET ASSETS	100.00%	$330,308,479

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Cullen Enhanced Equity Income Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 96.52%
Agriculture - 2.96%
Archer-Daniels-Midland Co.(a)	34,210	$1,405,005

Auto Parts & Equipment - 3.37%
Johnson Controls International PLC(a)	36,400	1,597,596

Banks - 1.78%
SunTrust Banks, Inc.	12,270	844,176

Chemicals - 2.43%
Dow, Inc.	24,200	1,153,130

Communications Equipment - 5.77%
Cisco Systems, Inc.	29,430	1,454,136
Corning, Inc.(a)	44,970	1,282,545
		2,736,681

Distributors - 3.04%
Genuine Parts Co.	14,500	1,444,055

Diversified Banks - 10.57%
Bank of America Corp.	52,480	1,530,842
JPMorgan Chase & Co.	16,000	1,883,040
Wells Fargo & Co.(a)	31,730	1,600,461
		5,014,343

Diversified Chemicals - 2.52%
DuPont de Nemours, Inc.	16,733	1,193,254

Electric - 2.62%
PPL Corp.	39,530	1,244,800

Electric Utilities - 2.51%
Duke Energy Corp.(a)	12,440	1,192,498

Electrical Components - 3.65%
Eaton Corp. PLC	20,800	1,729,520

Food & Staples Retailing - 2.57%
Walgreens Boots Alliance, Inc.(a)	22,025	1,218,203

Household Products - 5.26%
Kimberly-Clark Corp.(a)	9,220	1,309,701
Unilever NV	19,780	1,187,393
		2,497,094

Integrated Oil & Gas - 12.24%
Chevron Corp.(a)	15,230	1,806,278

	Shares	Value (Note 1)
Integrated Oil & Gas (continued)
ConocoPhillips	29,100	$1,658,118
Exxon Mobil Corp.	19,260	1,359,949
Royal Dutch Shell PLC, Class B - Sponsored ADR	16,350	979,365
		5,803,710
Integrated Telecommunication Services - 3.01%
AT&T, Inc.	37,680	1,425,811

Pharmaceuticals - 12.74%
Johnson & Johnson	10,375	1,342,317
Merck & Co., Inc.	18,810	1,583,426
Novartis AG - Sponsored ADR	15,620	1,357,378
Pfizer, Inc.	48,960	1,759,132
		6,042,253

Property & Casualty Insurance - 3.12%
Chubb, Ltd.	9,180	1,482,019

Semiconductors - 3.02%
Intel Corp.	27,820	1,433,565

Specialized REITs - 5.50%
HCP, Inc.	33,750	1,202,513
Welltower, Inc.	15,485	1,403,715
		2,606,228

Telecommunications - 3.25%
Verizon Communications, Inc.	25,550	1,542,198

Tobacco - 4.59%
Altria Group, Inc.	26,680	1,091,212
Philip Morris International, Inc.(a)	14,270	1,083,521
		2,174,733

TOTAL COMMON STOCKS
(Cost $46,511,335)		45,780,872

TOTAL INVESTMENTS 96.52%
(Cost $46,511,335)		$45,780,872

Other Assets In Excess Of Liabilities 3.48%		1,650,772

NET ASSETS 100.00%		$47,431,644

SCHEDULE OF WRITTEN OPTIONS	Notional Amount	Number of Contracts	Value
CALL OPTIONS WRITTEN (0.23%)
Archer-Daniels-Midland Co., Expires October, 2019, Exercise Price $43.00	$(706,404)	(172)	$(2,064)
Chevron Corp., Expires October, 2019, Exercise Price $126.00	(1,802,720)	(152)	(1,824)
Corning, Inc., Expires October, 2019, Exercise Price $28.50	(641,700)	(225)	(15,975)
Duke Energy Corp., Expires October, 2019, Exercise Price $97.50	(1,188,664)	(124)	(6,200)
Johnson Controls International PLC, Expires October, 2019, Exercise Price $45.00	(1,597,596)	(364)	(10,920)
Kimberly-Clark Corp., Expires October, 2019, Exercise Price $141.00	(1,306,860)	(92)	(30,360)
Philip Morris International, Inc., Expires October, 2019, Exercise Price $78.00	(546,696)	(72)	(7,128)
Walgreens Boots Alliance, Inc., Expires October, 2019, Exercise Price $57.50	(613,941)	(111)	(3,774)
Wells Fargo & Co., Expires October, 2019, Exercise Price $50.50	(1,598,948)	(317)	(32,651)

TOTAL CALL OPTIONS WRITTEN
(Premiums received $101,195)			(110,896)

TOTAL WRITTEN OPTIONS
(Premiums received $101,195)			$(110,896)

(a)	Pledged security; a portion or all of the security is pledged as collateral for written options as of September 30, 2019.
(b)	Less than 0.005% of net assets.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	15.47%	$7,340,538
Consumer Staples	15.38	7,295,035
Health Care	12.74	6,042,244
Energy	12.24	5,803,710
Information Technology	8.79	4,170,246
Industrials	7.02	3,327,116
Communication Services	6.26	2,968,009
Real Estate	5.50	2,606,228
Utilities	5.13	2,437,298
Materials	4.95	2,346,393
Consumer Discretionary	3.04	1,444,055
TOTAL COMMON STOCKS	96.52	45,780,872

TOTAL INVESTMENTS	96.52%	$45,780,872
Other Assets In Excess Of Liabilities	3.48	1,650,772
TOTAL NET ASSETS	100.00%	$47,431,644

CALL OPTIONS WRITTEN
Energy	0.00%	$(1,824)
Utilities	(0.01)	(6,200)
Industrials	(0.02)	(10,920)
Information Technology	(0.03)	(15,975)
Financials	(0.07)	(32,651)
Consumer Staples	(0.10)	(43,326)
TOTAL CALL OPTIONS WRITTEN	(0.23)	(110,896)

Percentages are stated as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments
September 30, 2019 (unaudited)

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

Option contracts shall typically be valued using reliable market quotations from the primary exchange on which the respective options are traded on the day of valuation or, if there has been no trade on such day, at the mean between the bid and asked prices. Any options for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees under supervision of the Board, which may include a Black-Scholes model, the Cox-Rubenstein Binomial Option Pricing Model, or other appropriate option pricing model deemed appropriate. As of September 30, 2019 all written option contracts held are exchange-traded.

The Funds may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Fund may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Fund must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes are generally valued based upon the value of a related underlying security that trades actively in the market.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

The Trust follows the authoritative guidance for fair value measurements. FASB ASC 820, Fair Value Measurements and Disclosures (“ASC

820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Provided pre-defined triggers have been met, the Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies), exchange traded derivatives (i.e. options) and money market instruments are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and non-exchange traded derivatives are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2019 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs(2)	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks	$143,124,490	$–	$–	$143,124,490
Preferred Stock	2,631,003	–	–	2,631,003
Total	$145,755,493	$–	$–	$145,755,493

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks	$1,533,926,239	$–	$–	$1,533,926,239
Total	$1,533,926,239	$–	$–	$1,533,926,239

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks	$3,985,241	$–	$–	$3,985,241
Exchange-Traded Funds	263,137	–	–	263,137
Total	$4,248,378	$–	$–	$4,248,378

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks	$37,792,068	$–	$–	$37,792,068
Total	$37,792,068	$–	$–	$37,792,068

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks	$292,151,473	$–	$–	$292,151,473
Participatory Notes(2)	–	10,589,220	–	10,589,220
Preferred Stock	20,888,626	–	–	20,888,626
Total	$313,040,099	$10,589,220	$–	$323,629,319

Investments in Securities at Value(1)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Enhanced Equity Income Fund
Common Stocks	$45,780,881	$–	$–	$45,780,881
Total	$45,780,881	$–	$–	$45,780,881
Other Financial Instruments
Liabilities
Written Options	$(110,896)	–	–	$(110,896)
Total	$(110,896)	–	–	$(110,896)

(1)	For detailed descriptions of country, sector and/or industry, see the accompanying Schedule of Investments.
(2)	Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs

(Level 3) were used is not applicable for these Funds.

Note 2- Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.